Exposures (Tables)	6 Months Ended
Jun. 30, 2025
Exposures
Schedule of exposures

Total net exposures by exposure class

	Credits & interest-bearing				Committed undisbursed loans,
	securities				derivatives, etc.				Total
	June 30, 2025		December 31, 2024		June 30, 2025		December 31, 2024		June 30, 2025		December 31, 2024
Skr bn	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	148.3	42.5	148.3	42.6	52.0	71.8	49.3	68.2	200.3	47.5	197.6	47.0
Regional governments	15.3	4.4	18.2	5.3	0.6	0.8	0.5	0.7	15.9	3.8	18.7	4.5
Multilateral development banks	4.0	1.1	7.0	2.0	–	–	–	–	4.0	1.0	7.0	1.7
Public Sector Entity	2.5	0.7	1.0	0.3	–	–	–	–	2.5	0.6	1.0	0.2
Financial institutions	28.9	8.3	28.0	8.0	5.8	8.0	6.1	8.4	34.7	8.2	34.1	8.1
Corporates	149.6	43.0	145.7	41.8	14.0	19.4	16.4	22.7	163.6	38.9	162.1	38.5
Equity exposures	0.0	0.0	0.0	0.0	–	–	–	–	0.0	0.0	0.0	0.0
Total	348.6	100.0	348.2	100.0	72.4	100.0	72.3	100.0	421.0	100.0	420.5	100.0

Net exposure by region and exposure class, as of June 30, 2025

							West
							European	Central-
	Middle						countries	and East
	East/	Asia excl.		North	Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	America	Sweden	Sweden	countries	Total
Central governments	0.0	0.1	–	0.3	–	180.0	17.8	2.1	200.3
Regional governments	–	–	–	–	–	13.2	2.7	0.0	15.9
Multilateral development banks	–	0.8	–	–	–	–	3.2	–	4.0
Public Sector Entity	–	–	–	–	–	–	2.5	–	2.5
Financial institutions	0.0	–	2.0	0.9	–	18.8	13.0	–	34.7
Corporates	0.1	0.8	2.9	9.3	2.8	111.3	34.8	1.6	163.6
Equity exposures	0.0	–	–	–	–	0.0	–	–	0.0
Total	0.1	1.7	4.9	10.5	2.8	323.3	74.0	3.7	421.0

Net exposure by region and exposure class, as of December 31, 2024

							West
							European	Central-
	Middle						countries	and East
	East/	Asia excl.		North	Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	America	Sweden	Sweden	countries	Total
Central governments	0.0	0.1	–	0.4	–	187.4	7.7	2.0	197.6
Regional governments	–	–	–	–	–	17.1	1.5	0.1	18.7
Multilateral development banks	–	0.7	–	0.5	–	–	5.8	–	7.0
Public Sector Entity	–	–	–	–	–	–	1.0	–	1.0
Financial institutions	0.0	–	0.9	2.2	–	18.8	12.2	–	34.1
Corporates	0.1	1.1	3.0	8.4	3.3	110.2	35.1	0.9	162.1
Equity exposures	–	–	–	–	–	0.0	–	–	0.0
Total	0.1	1.9	3.9	11.5	3.3	333.5	63.3	3.0	420.5

Net exposure to European countries, excluding Sweden

	June 30,	December 31,
Skr bn	2025	2024
France	13.4	7.0
United Kingdom	11.7	8.8
Finland	9.1	8.2
Germany	8.3	6.5
Denmark	7.6	6.9
Luxembourg	7.2	10.7
Norway	4.1	3.6
The Netherlands	3.5	1.4
Belgium	3.5	3.0
Poland	3.3	2.1
Ireland	1.9	1.4
Austria	1.1	1.7
Spain	1.1	2.2
Portugal	0.6	0.8
Switzerland	0.6	0.7
Italy	0.2	0.2
Serbia	0.2	0.3
Slovakia	0.1	0.1
Estonia	0.1	0.1
Iceland	0.1	0.1
Czech Republic	0.0	0.2
Latvia	0.0	0.1
Lithuania	0.0	0.2
Total	77.7	66.3